Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.8%
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	$1,565	$1,810,204
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	3,340,310
Tuscaloosa County Board of Education, ST, 5.00%, 02/01/43	2,485	2,947,608

		8,098,122

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	2,690	2,746,167

Arizona — 1.3%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	810	870,507
5.00%, 07/01/54	945	1,028,245
Series A, 5.00%, 07/01/39	1,480	1,567,838
Series A, 5.00%, 07/01/49	1,675	1,755,165
Series A, 5.00%, 07/01/54	1,290	1,345,470
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	2,545	2,602,492
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,699,639
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	630	733,125
5.00%, 07/01/54(a)	1,420	1,607,326
Series A, 5.00%, 09/01/42	435	534,989

		13,744,796

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	4,350	4,777,735

California — 8.9%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/47(a)	4,795	5,084,810
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/37	2,965	3,241,190
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,602,615
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	4,030	4,197,205
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	4,910	5,075,467
Series A-2, 5.00%, 06/01/47	1,340	1,385,158
Grossmont Union High School District, GO, CAB, 0.00%, 08/01/31(b)	5,110	4,332,871
Long Beach Unified School District, GO, CAB, Series B, 0.00%, 08/01/34(b)	5,000	3,946,250
Mount San Antonio Community College District, Refunding GO, CAB, Series A, 6.25%, 08/01/43(c)	3,975	4,456,730
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	1,160	1,386,745
Series A, AMT, 5.00%, 03/01/37	1,275	1,522,121
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(b)	7,620	4,787,189

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO, CAB(b)
0.00%, 08/01/35	$7,820	$5,889,790
Series B, 0.00%, 08/01/36	10,000	7,287,700
Rio Hondo Community College District, GO, CAB(b)
Series C, 0.00%, 08/01/37	8,000	5,577,920
Series C, 0.00%, 08/01/38	12,940	8,758,698
San Diego Unified School District, GO, CAB, Series G, 0.00%, 01/01/24(d)	8,765	4,521,655
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,986,854
San Marcos Unified School District, GO, Series A, 5.00%, 08/01/21(d)	3,400	3,440,084
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,040
State of California, Refunding GO 5.00%, 09/01/41	2,700	2,742,633
5.00%, 10/01/41	2,555	2,604,235
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(b)	6,545	4,457,734

		93,295,694

Colorado — 2.5%
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,570,784
Colorado Educational & Cultural Facilities Authority, Refunding RB, Series A, Class A, 5.00%, 10/01/59(a)	3,365	3,610,679
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	7,500	9,233,850
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,725,720
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,159,878
STC Metropolitan District No.2, Refunding GO
Series A, 5.00%, 12/01/38	1,285	1,396,705
Series A, 5.00%, 12/01/49	1,000	1,071,000

		25,768,616

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	390	408,810

Florida — 9.7%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	5,023,284
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	1,475	1,532,437
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,908,200
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,965	3,592,364
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/39	1,100	619,179
Series A, 0.00%, 09/01/40	1,000	538,950
Series A, 0.00%, 09/01/41	1,280	655,309
Series A, 0.00%, 09/01/42	1,150	562,649
Series A, 0.00%, 09/01/45	2,000	854,360
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/40	3,000	3,488,250
Series A, AMT, 5.00%, 10/01/42	3,000	3,602,580

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	$2,600	$2,638,922
Series A, AMT, 5.38%, 10/01/32	3,440	3,488,607
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	605,393
Series B, AMT, 5.00%, 10/01/40	6,500	7,799,415
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	5,695	6,416,955
Series B, AMT, 6.00%, 10/01/30	1,820	2,049,720
Series B, AMT, 6.25%, 10/01/38	1,165	1,312,850
Series B, AMT, 6.00%, 10/01/42	1,865	2,097,696
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	1,500	1,620,210
Series A, AMT, 5.00%, 08/01/29(e)	595	615,218
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	880,860
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,688,724
LT Ranch Community Development District, SAB 4.00%, 05/01/40	1,415	1,483,656
4.00%, 05/01/50	2,000	2,065,700
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	16,397,540
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	2,019,229
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,722,453
5.00%, 08/01/47	4,590	5,054,875
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(d)	50	50,997
Series B, 5.00%, 10/01/31	3,050	3,110,573
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	900	935,001
4.10%, 05/01/50	1,000	1,040,490
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	5,509,746
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	678,208
4.13%, 05/01/38	630	666,584

		101,327,184

Georgia — 0.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,405	1,628,142
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,328,486
Private Colleges & Universities Authority, RB 5.00%, 04/01/33	395	440,883
5.00%, 04/01/44	1,775	1,951,116

		5,348,627

Hawaii — 1.2%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,385	2,867,557

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	$2,000	$2,186,180
AMT, 5.00%, 08/01/28	1,775	1,939,259
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	5,809,885

		12,802,881

Illinois — 13.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	3,055	3,778,455
Series A, 5.00%, 12/01/38	1,240	1,523,055
Series A, 5.00%, 12/01/39	1,115	1,359,174
Series A, 5.00%, 12/01/40	2,250	2,728,598
Series A, 5.00%, 12/01/41	1,480	1,787,411
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/34	3,035	3,365,694
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,865	3,358,210
Series D, Senior Lien, 5.25%, 01/01/42	8,285	10,020,459
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, Senior Lien, 5.00%, 01/01/22(d)	2,425	2,499,229
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	1,620	1,667,498
Cook County Community College District No.508, GO, 5.13%, 12/01/38	3,250	3,524,137
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	615	643,967
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	8,700	8,836,155
Illinois Finance Authority, Refunding RB 4.00%, 08/15/40	1,770	2,085,060
Series C, 5.00%, 08/15/44	985	1,103,505
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	10,383,444
Metropolitan Pier & Exposition Authority, RB, CAB(b)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	14,520,800
Series A, (NPFGC), 0.00%, 12/15/34	41,880	29,334,008
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(b)	9,430	4,874,461
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	1,700	1,707,429
State of Illinois, GO 5.25%, 07/01/29	3,160	3,421,206
5.00%, 05/01/32	7,500	8,238,225
5.25%, 02/01/33	5,860	6,423,849
5.50%, 07/01/33	2,235	2,412,861
5.25%, 02/01/34	5,360	5,868,182
5.50%, 07/01/38	1,200	1,290,192

		136,755,264

Indiana — 0.7%
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	2,900	2,958,899
Series A, AMT, 5.00%, 07/01/40	2,425	2,604,692
Series A, AMT, 5.00%, 07/01/44	1,400	1,497,762

		7,061,353

Kentucky — 2.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(d)	1,000	1,086,630

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(e)	$10,125	$11,409,356
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C,
6.60%, 07/01/39(c)	8,225	9,762,828

		22,258,814

Louisiana — 1.8%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	670	830,934
Series B, (AGM), 5.00%, 12/01/35	895	1,108,816
Series B, (AGM), 5.00%, 12/01/36	805	996,590
Series B, (AGM), 5.00%, 12/01/37	1,005	1,243,577
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A, Sub Lien, 5.00%, 02/01/24(d)	8,155	9,225,425
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,453,456

		18,858,798

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	5,950	6,859,339
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	2,110	2,240,229
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(d)	3,495	3,837,545

		12,937,113

Michigan — 4.6%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	16,100	16,545,809
Michigan State Building Authority, Refunding RB(d)
Series I-A, 5.38%, 10/15/21	3,975	4,067,379
Series II-A, (AGM), 5.25%, 10/15/21	8,040	8,222,347
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	2,522,651
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	2,313,100
AMT, 5.00%, 12/31/43	9,940	12,002,749
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,330	1,487,499
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	1,080	1,209,146

		48,370,680

Nebraska — 0.7%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,825	7,269,444

Nevada — 0.1%
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	380	398,761
4.00%, 06/01/44	1,065	1,104,277

		1,503,038
New Jersey — 11.4%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	590	695,988
Series WW, 5.25%, 06/15/25(d)	55	65,924
Series WW, 5.25%, 06/15/33	445	522,759
Series WW, 5.00%, 06/15/34	570	663,092
Series WW, 5.00%, 06/15/36	2,635	3,058,524
Series WW, 5.25%, 06/15/40	970	1,112,949
AMT, 5.13%, 01/01/34	1,930	2,164,823

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$4,920	$5,510,449
New Jersey Economic Development Authority, Refunding RB
Series N-1, (AMBAC), 5.50%, 09/01/24	6,325	7,364,830
Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	2,182,530
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	4,255	4,513,023
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	450	460,319
1st Series, AMT, 5.50%, 12/01/26	645	659,764
1st Series, AMT, 5.75%, 12/01/28	70	71,697
1st Series, AMT, 5.88%, 12/01/33	6,895	7,097,920
Series B, AMT, 3.25%, 12/01/39	7,670	7,964,451
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,645	2,763,628
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	2,145	2,551,199
Series A, 5.50%, 06/15/21(d)	2,980	2,998,208
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,824,680
Series A, 5.00%, 06/15/28	4,205	5,009,290
Series AA, 5.25%, 06/15/33	4,150	4,556,036
Series AA, 5.00%, 06/15/38	3,990	4,453,359
Series AA, 5.50%, 06/15/39	5,625	6,181,369
Series B, 5.00%, 06/15/21(d)	2,575	2,589,265
Series B, 5.50%, 06/15/31	1,000	1,005,950
Series D, 5.00%, 06/15/32	1,825	2,097,491
New Jersey Transportation Trust Fund Authority, RB, CAB(b)
Series A, 0.00%, 12/15/35	10,000	7,006,600
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25	8,550	8,255,794
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	4,722,800
Series A, 5.25%, 06/01/46	11,035	13,268,043
Sub-Series B, 5.00%, 06/01/46	2,675	3,135,207

		119,527,961

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	540	577,498
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	1,040	1,200,430

		1,777,928

New York — 8.9%
City of New York, GO, Series C, 5.00%, 08/01/42	2,585	3,292,618
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	715	718,332
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	4,730,960
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/39	2,500	3,037,025
Sub-Series F-1, 5.00%, 05/01/39	3,360	4,114,992
Subordinate, 4.00%, 05/01/44	5,000	5,849,450
Series C, Subordinate, 4.00%, 05/01/45	6,500	7,586,345
Series C-3, Subordinate, 5.00%, 05/01/41	5,000	6,142,900

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	$4,150	$4,446,020
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	3,055	3,326,223
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	4,550	5,358,580
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/41	6,250	7,433,875
Series A, 5.00%, 03/15/45	5,000	6,149,200
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,500	9,255,000
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	9,347,460
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,105	1,397,460
AMT, 5.00%, 10/01/40	3,115	3,874,686
Port Authority of New York & New Jersey, ARB
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	2,500	3,087,150
Consolidated, 221st Series, AMT, 4.00%, 07/15/40	3,000	3,499,260

		92,647,536

Ohio — 4.1%
American Municipal Power, Inc., Refunding RB
Series A, 5.00%, 02/15/38	2,375	2,825,490
Series A, 5.00%, 02/15/41	4,000	4,720,720
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,125	14,742,394
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	3,000	3,101,370
County of Montgomery Ohio, RB, 5.45%, 11/13/23(d)	11,135	12,603,039
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	1,950	2,128,386
Series A-1, Junior Lien, 5.25%, 02/15/33	2,730	2,978,375

		43,099,774

Oregon — 0.2%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	395	485,337
Series A, 5.00%, 06/15/40	420	515,348
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(b)	2,800	1,580,320

		2,581,005

Pennsylvania — 7.4%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	255	279,291
4.00%, 07/01/51	150	163,608
Commonwealth Financing Authority, RB 5.00%, 06/01/34	2,180	2,680,114
Series B, 5.00%, 06/01/22(d)	3,305	3,475,307
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	8,314,447
AMT, 5.00%, 12/31/38	6,850	7,964,837
AMT, 5.00%, 06/30/42	8,805	10,110,429
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	5,639,700

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	$8,075	$9,067,014
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	2,046,717
Series A-1, 5.00%, 12/01/41	2,320	2,746,022
Series B, 5.00%, 12/01/40	4,920	5,775,785
Series C, 5.50%, 12/01/23(d)	1,565	1,775,571
Sub-Series B-1, 5.00%, 06/01/42	7,330	8,798,345
Series A, Subordinate, 5.00%, 12/01/44	5,000	6,180,700
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,530,214

		77,548,101

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,480,967
Series A-1, Restructured, 5.00%, 07/01/58	2,007	2,254,684
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,592,643
Series A-2, Restructured, 4.78%, 07/01/58	214	238,235
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,441,770
Series B-1, Restructured, 5.00%, 07/01/58	15,757	17,702,989
Series B-2, Restructured, 4.33%, 07/01/40	12,433	13,591,880
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,399,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	13,457	4,243,127

		44,945,652

Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	3,000	3,248,970
Series B, 5.00%, 06/01/50	7,465	8,343,854

		11,592,824

South Carolina — 5.8%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,748,376
5.00%, 11/01/43	5,000	6,165,350
5.00%, 04/01/44	285	312,286
4.00%, 04/01/49	270	276,682
5.00%, 04/01/49	765	834,730
4.00%, 04/01/54	580	592,673
5.00%, 04/01/54	1,385	1,508,487
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, (AGM), 6.50%, 08/01/21(d)	3,600	3,655,368
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	6,530	7,772,202
AMT, 5.00%, 07/01/38	3,380	4,168,622
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	11,450	13,033,535
Series E, 5.50%, 12/01/53	4,525	5,056,099
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/38	5,870	6,517,872
Series B, (AGM-CR), 5.00%, 12/01/56	7,155	8,448,624

		61,090,906

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	$4,665	$5,389,381

Texas — 11.1%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	11,345	12,045,213
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	828,677
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	690	804,713
Series A, AMT, 6.63%, 07/15/38	1,295	1,309,893
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	1,450	1,571,466
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,970,172
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	10,980	11,234,846
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	3,064,985
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43	7,940	9,870,293
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/38(b)	9,685	4,838,335
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(b)	5,810	3,342,086
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,447,048
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/39	9,080	11,181,294
Series B, 5.00%, 01/01/40	1,710	1,834,454
Series B, 5.00%, 01/01/43	12,355	14,846,509
San Antonio Public Facilities Corp., Refunding RB, CAB(b)
0.00%, 09/15/35	680	357,660
0.00%, 09/15/36	12,195	6,047,013
0.00%, 09/15/37	8,730	4,075,513
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/34	5,000	6,276,250
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,342,126
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	889,290
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	4,117,436
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	5,086,436

		116,381,708

Utah — 1.2%
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/37	3,475	4,236,894
Series A, AMT, 5.00%, 07/01/42	3,490	4,138,268
Series A, AMT, 5.00%, 07/01/43	3,190	3,817,696
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	190	204,527
Series A, 5.00%, 06/15/49	380	401,060

		12,798,445

Security	Par (000)	Value

Vermont — 0.4%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	$3,755	$3,917,929

Washington — 3.7%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/38	20,000	23,885,600
Series C, AMT, 5.00%, 04/01/40	2,830	3,210,012
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	1,000	1,056,340
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.00%, 08/15/41	9,000	10,295,190

		38,447,142

Wisconsin — 2.3%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	450	540,450
Series A-1, 5.00%, 01/01/55(a)	1,640	1,829,584
Public Finance Authority, Refunding RB(a)
5.00%, 09/01/39	100	103,561
5.00%, 09/01/49	145	147,910
5.00%, 09/01/54	660	672,124
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	9,186,324
Series A, 5.00%, 11/15/36	4,815	5,759,511
Series A, 5.00%, 11/15/39	5,000	5,982,150

		24,221,614

Total Municipal Bonds — 112.6% (Cost: $1,042,627,567)		1,179,301,042

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	10,310,670

California — 4.5%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(g)	7,074	8,807,503
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/45	14,215	17,513,441
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,629,880
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	13,395	17,395,853

		47,346,677

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(g)	5,833	7,173,075

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,932	4,693,482

District of Columbia — 0.7%
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	6,880	7,324,310

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 3.5%
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	$10,000	$12,266,897
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,910,976
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	4,840	5,110,992
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	7,880	9,559,858

		36,848,723

Illinois — 5.5%
Illinois Finance Authority, Refunding RB, 5.00%, 02/15/41	10,000	11,938,396
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,836	6,265,923
Series A, 5.00%, 01/01/40	7,621	8,825,931
Series A, 5.00%, 01/01/44	12,000	14,919,120
Series B, 5.00%, 01/01/40	2,939	3,478,157
Series C, 5.00%, 01/01/36	10,000	11,545,697

		56,973,224

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(d)	13,470	17,018,264

Massachusetts — 2.9%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	4,204	4,717,659
Series E, 5.25%, 09/01/43	20,000	25,605,000

		30,322,659

Michigan — 2.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	5,591	6,497,981
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/38	10,000	11,873,097
Series I, 5.00%, 10/15/45	2,410	2,822,954

		21,194,032

Nevada — 2.3%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	9,730	12,019,954
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	9,840	11,670,142

		23,690,096

New Jersey — 1.9%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	12,330,800
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,320	2,765,278
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	4,962	5,008,250

		20,104,328

Security	Par (000)	Value

New York — 6.3%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	$15,521	$17,013,187
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	9,850	11,247,814
New York City Water & Sewer System, Refunding RB, Series DD, 5.00%, 06/15/35	4,740	5,406,871
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	7,622	9,250,324
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	14,280	15,436,680
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,763,330

		66,118,206

Pennsylvania — 1.8%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	15,000	16,279,050
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,952,986

		19,232,036

Texas — 3.3%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	9,701	11,820,835
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)(g)	8,868	9,075,748
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(d)	1,798	1,973,893
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	9,840	11,741,875

		34,612,351

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	11,740	14,676,290

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	8,205	10,543,261

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/39	12,650	15,134,838
Series A, 5.00%, 04/01/42	2,490	2,637,707

		17,772,545

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.6% (Cost: $410,402,419)		445,954,229

Total Long-Term Investments — 155.2% (Cost: $1,453,029,986)		1,625,255,271

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	5,140,154	$5,141,182

Total Short-Term Securities — 0.5% (Cost: $5,141,182)		5,141,182

Total Investments — 155.7% (Cost: $1,458,171,168)		1,630,396,453

Other Assets Less Liabilities — 1.5%		15,659,534

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.2)%		(242,987,379)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.0)%		(356,005,334)

Net Assets Applicable to Common Shares — 100.0%		$1,047,063,274

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2021 to June 15, 2036, is $17,976,898.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,684,353	$1,456,666	(a)	$—	$1,268	$(1,105)	$5,141,182	5,140,154	$599	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	577	06/21/21	$76,236	$601,505
U.S. Long Treasury Bond	244	06/21/21	38,384	584,537

				$1,186,042

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

7

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,179,301,042	$—	$1,179,301,042
Municipal Bonds Transferred to Tender Option Bond Trusts	—	445,954,229	—	445,954,229
Short-Term Securities
Money Market Funds	5,141,182	—	—	5,141,182

	$5,141,182	$1,625,255,271	$—	$1,630,396,453

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,186,042	$—	$—	$1,186,042

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(242,899,234)	$—	$(242,899,234)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(599,299,234)	$—	$(599,299,234)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

Portfolio Abbreviation (continued)

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	8